CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2018 CNY (¥) shares	Jun. 27, 2018 shares	Dec. 31, 2017 shares
Accounts receivable, net of allowances	$ 4,096	¥ 28,516	¥ 9,308
Accounts payable	2,872	19,996	18,811
Deferred revenue and customer deposits	5,694	39,638	33,067
Accrued liabilities and other current liabilities	13,829	96,277	76,666
Amount due to related parties	8	56	8,864
Other non-current liabilities	$ 9	¥ 64	¥ 140
Common shares, shares authorized				5,000,000,000
Common shares, shares outstanding					42,666,670
Class A Common Shares
Common shares, par value per share | $ / shares	$ 0.0001
Common shares, shares authorized	4,920,000,000	4,920,000,000	4,920,000,000
Common shares, shares issued	60,106,037	60,106,037	59,547,823
Common shares, shares outstanding	60,106,037	60,106,037	59,547,823
Treasury stock	81,930	81,930	46,303
Class B Common Shares
Common shares, par value per share | $ / shares	$ 0.0001
Common shares, shares authorized	30,000,000	30,000,000	30,000,000
Common shares, shares issued	17,000,189	17,000,189	17,000,189
Common shares, shares outstanding	17,000,189	17,000,189	17,000,189
VIE
Accounts payable	$ 2,869	¥ 19,974	¥ 18,683
Deferred revenue and customer deposits	10,604	73,820	55,625
Accrued liabilities and other current liabilities	10,425	72,580	59,556
Amount due to related parties	8	56	8,864
Other non-current liabilities	$ 9	¥ 64	¥ 140